Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 33.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	$568,039	$533,954
Pool QC5510, 3.50%, 07/01/2051	1,078,587	966,916
Pool QD5888, 3.50%, 02/01/2052	1,746,739	1,570,458
Pool QD7054, 3.00%, 02/01/2052	1,685,415	1,452,506
Pool QD7450, 3.00%, 03/01/2052	1,701,822	1,469,139
Pool QE0380, 2.50%, 04/01/2052	154,466	129,468
Pool RA6064, 2.50%, 09/01/2051	4,535,895	3,835,013
Pool RA6699, 3.50%, 02/01/2052	1,781,875	1,602,029
Pool RA7935, 5.00%, 09/01/2052	5,043,187	4,965,811
Pool SD2875, 5.00%, 05/01/2053	3,226,410	3,183,215
Pool SD3100, 3.50%, 09/01/2052	6,835,581	6,143,974
Pool SD3234, 2.50%, 12/01/2051	7,581,150	6,295,168
Pool SD3477, 6.50%, 08/01/2053	2,843,484	2,939,860
Series 2015-HQ2, Class M3, 8.68% (30 day avg SOFR US + 3.36%), 05/25/2025	44,131	44,718
Series 4094, Class NI, 2.50%, 03/15/2027 (a)	98,233	604
Series 4107, Class LI, 3.00%, 08/15/2027 (a)	1,608,247	83,256
Series 4143, Class IA, 3.50%, 09/15/2042 (a)	985,158	73,947
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	284,462
Series Q007, Class APT1, 6.67%, 10/25/2047 (b)	135,342	135,048
Series Q010, Class APT1, 6.50%, 04/25/2046 (b)	85,320	85,922
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	241,758	257,316
Pool BH7686, 4.50%, 12/01/2047	67,135	64,864
Pool BK5105, 5.50%, 05/01/2048	110,121	111,454
Pool BK8032, 5.50%, 06/01/2048	209,969	212,510
Pool BN4921, 5.50%, 01/01/2049	144,364	145,666
Pool BN4936, 5.50%, 12/01/2048	144,022	145,483
Pool BT7699, 4.00%, 09/01/2051	1,810,410	1,731,355
Pool BV4532, 3.50%, 03/01/2052	1,809,987	1,624,770
Pool CA8871, 3.00%, 02/01/2051	1,058,316	911,603
Pool CB2432, 3.00%, 12/01/2051	2,725,634	2,348,466
Pool CB2909, 3.50%, 02/01/2052	1,684,046	1,513,609
Pool DA0025, 6.00%, 09/01/2053	5,145,395	5,335,197
Pool DA4870, 6.50%, 01/01/2054	2,686,130	2,745,304
Pool FM8754, 3.00%, 09/01/2051	5,438,599	4,703,002
Pool FS0031, 2.50%, 10/01/2051	1,125,431	931,163
Pool FS0195, 2.50%, 01/01/2052	3,935,077	3,276,226
Pool FS0491, 3.50%, 01/01/2052	2,684,402	2,405,315
Pool FS0731, 2.00%, 02/01/2052	1,034,630	831,523
Pool FS1480, 2.50%, 11/01/2051	590,669	492,547
Pool FS4862, 2.50%, 10/01/2051	7,491,344	6,222,867
Pool FS5314, 2.00%, 05/01/2052	7,595,915	6,031,805
Pool FS5458, 5.50%, 08/01/2053	6,750,490	6,719,131
Pool FS6744, 2.50%, 10/01/2051	6,572,727	5,540,652
Pool MA2897, 3.00%, 02/01/2037	403,214	370,915
Pool MA4565, 3.50%, 03/01/2052	2,339,997	2,104,019
Series 2012-65, Class HJ, 5.00%, 07/25/2040	176,136	175,873
Series 2021-95, Class WI, 0.25%, 02/25/2035 (a)(b)	4,355,956	182,017
Federal National Mortgage Association, TBA
4.50%, 04/15/2054	7,200,000	6,857,126
6.00%, 04/15/2054	11,000,000	11,101,862
5.50%, 04/15/2054	4,820,000	4,796,828
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	219,523	221,722
Pool 781950, 4.50%, 07/15/2035	492,298	481,227
Pool 783467, 4.00%, 10/15/2041	2,577,933	2,469,190
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	3,024,746	2,848,521
Pool MA2754, 3.50%, 04/20/2045	993,490	920,870
Pool MA6994, 2.00%, 11/20/2050	3,437,621	2,818,357
Pool MA7106, 2.00%, 01/20/2036	587,003	526,694
Pool MA7164, 2.00%, 02/20/2036	574,611	515,587
Pool MA7471, 2.00%, 07/20/2051	7,251,803	5,945,249
Pool MA7774, 6.00%, 11/20/2051	258,873	267,671
Pool MA8642, 2.50%, 02/20/2053	6,358,599	5,423,306
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (a)(b)	225,481	4,437
Series 2014-45, Class BI, 0.53%, 07/16/2054 (a)(b)	363,591	3,795
Series 2015-172, Class IO, 0.62%, 03/16/2057 (a)(b)	207,143	4,256
Series 2016-40, Class IO, 0.59%, 07/16/2057 (a)(b)	406,138	8,886
Series 2016-56, Class IO, 0.97%, 11/16/2057 (a)(b)	265,839	11,040
Series 2016-98, Class IO, 0.84%, 05/16/2058 (a)(b)	416,721	16,639
Series 2017-167, Class SE, 0.76% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (a)(c)	1,833,906	207,234
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,147	673,254
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	956,333
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,389,245
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	1,045,722
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,913,717
Government National Mortgage Association, TBA
2.00%, 04/15/2054	18,085,000	14,819,308
2.50%, 04/15/2054	2,600,000	2,214,812
3.00%, 04/15/2054	8,800,000	7,761,671
4.00%, 04/15/2054	6,634,000	6,208,398
4.50%, 04/15/2054	4,915,000	4,723,242
Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 01/25/2056 (b)(d)	28,599	28,441
TOTAL MORTGAGE-BACKED SECURITIES (Cost $186,675,590)		180,114,760

CORPORATE BONDS – 33.1%	Par	Value
AbbVie, Inc., 2.60%, 11/21/2024	5,450,000	5,352,879
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	2,745,000	2,678,514
3.00%, 10/29/2028	5,960,000	5,395,877
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (d)	2,600,000	2,668,884
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (d)	2,575,000	2,685,612
Aptiv PLC, 3.25%, 03/01/2032	6,195,000	5,391,172
AT&T, Inc., 4.35%, 03/01/2029	5,505,000	5,365,051
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,600,000	2,640,037
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (d)	2,725,000	2,824,997
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	6,020,000	5,416,147
CaixaBank S.A., 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (d)	5,105,000	5,460,205
Carrier Global Corp., 2.24%, 02/15/2025	5,515,000	5,350,395
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	4,380,000	4,037,920
Crown Castle, Inc., 3.30%, 07/01/2030	6,070,000	5,398,693
Equinix, Inc., 3.20%, 11/18/2029	8,900,000	7,969,825
Ferguson Finance PLC, 4.65%, 04/20/2032 (d)	5,575,000	5,321,347
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	3,245,000	3,211,897
Ford Motor Credit Co. LLC, 8.30% (SOFR + 2.95%), 03/06/2026	2,075,000	2,138,329
Fortis, Inc., 3.06%, 10/04/2026	5,640,000	5,341,854
Kreditanstalt fuer Wiederaufbau, 0.63%, 01/22/2026	19,025,000	17,684,066
Intesa Sanpaolo SpA, 8.25% to 11/21/2032 then 1 yr. CMT Rate + 4.40%, 11/21/2033 (d)	2,465,000	2,754,583
Marvell Technology, Inc., 2.95%, 04/15/2031	9,375,000	8,103,053
Micron Technology, Inc., 6.75%, 11/01/2029	2,510,000	2,695,260
Nationwide Building Society, 4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (d)(e)	2,805,000	2,686,094
NatWest Group PLC, 5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (e)	2,740,000	2,693,457
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	4,900,000	5,368,439
Regal Rexnord Corp., 6.30%, 02/15/2030 (d)	2,630,000	2,694,483
Revvity, Inc., 2.25%, 09/15/2031	9,915,000	8,141,536
Roper Technologies, Inc., 1.75%, 02/15/2031	5,000,000	4,027,644
Sprint Capital Corp., 8.75%, 03/15/2032	6,640,000	8,056,026
Toronto-Dominion Bank/The, 5.26%, 12/11/2026	5,300,000	5,336,753
Trimble, Inc., 6.10%, 03/15/2033	7,695,000	8,043,364
UBS Group AG, 7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (d)	2,660,000	2,742,378
Veralto Corp., 5.45%, 09/18/2033 (d)	5,310,000	5,378,775
Waste Connections, Inc., 5.00%, 03/01/2034	9,015,000	8,933,420
TOTAL CORPORATE BONDS (Cost $180,524,271)		179,988,966

FOREIGN GOVERNMENT BONDS - 16.4%	Par	Value
Asian Development Bank, 2.88%, 05/06/2025	18,050,000	17,635,946
European Investment Bank
2.75%, 08/15/2025	3,750,000	3,644,313
1.38%, 03/15/2027	24,655,000	22,554,312
Inter-American Development Bank, 0.88%, 04/20/2026	22,670,000	20,995,086
International Bank for Reconstruction & Development, 0.63%, 04/22/2025	25,400,000	24,281,054
TOTAL FOREIGN GOVERNMENT BOND (Cost $90,152,458)		89,110,711

U.S. TREASURY OBLIGATIONS - 16.1%	Par	Value
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,450,525
4.13%, 08/15/2053	9,000,000	8,652,656
United States Treasury Note
3.25%, 06/30/2027	6,270,000	6,056,184
3.50%, 04/30/2028	2,980,000	2,891,298
2.88%, 05/15/2028	5,560,000	5,262,670
0.88%, 11/15/2030	4,565,000	3,696,045
1.88%, 02/15/2032	20,490,000	17,310,449
United States Treasury Note/Bond, 4.50%, 11/15/2033	16,050,000	16,409,871
United States Treasury STRIP, 0.00%, 05/15/2043 (f)	61,020,000	25,186,251
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,354,563)		87,915,949

ASSET-BACKED SECURITIES - 7.0%	Par	Value
American Homes 4 Rent Trust, Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (d)	520,000	510,984
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, 02/18/2026	573,167	566,048
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	2,255,000	2,142,376
Series 5.72000, Class A2A, 5.72%, 11/16/2026	2,680,248	2,684,232
CNH Equipment Trust
Series 2020-A, Class A4, 1.51%, 04/15/2027	477,904	477,189
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,464,014
Series 2023-B, Class A2, 5.90%, 02/16/2027	5,150,000	5,163,136
Dext ABS LLC
Series 2021-1, Class A, 1.12%, 02/15/2028 (d)	657,960	645,746
Series 2021-1, Class B, 1.76%, 02/15/2028 (d)	870,000	826,388
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 05/17/2027	496,929	496,191
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027 (d)	377,266	369,192
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	253,038	246,012
Series 2024-1A, Class A2, 5.69%, 02/15/2030 (d)	2,250,000	2,251,151
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 03/20/2031 (d)	942,356	939,542
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	3,399,415	3,401,878
Series 2023-C, Class A2, 5.76%, 08/17/2026	5,850,000	5,857,721
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (d)	599,057	581,598
Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.95% (Prime Rate + (0.55%)), 02/25/2044 (d)	387,156	384,394
PFS Financing Corp, Series 2021-A, Class A, 0.71%, 04/15/2026 (d)	1,075,000	1,072,765
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.90%, 03/25/2049 (d)	1,000,000	1,005,408
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/2027	5,850,000	5,808,083
TOTAL ASSET-BACKED SECURITIES (Cost $38,174,588)		37,894,048

MUNICIPAL BONDS - 1.5%	Par	Value
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,279,770
Colorado Health Facilities Authority, 3.36%, 12/01/2030 (Obligor: Covenant Living Cmnty Obl)	1,325,000	1,174,873
Honolulu Hawaii, 3.00%, 09/01/2027	100,000	94,944
Los Angeles California Community College District/CA, 6.60%, 08/01/2042	30,000	33,948
Los Angeles California Wastewater System Revenue, 3.49%, 06/01/2029	430,000	411,158
Maryland Community Development Administration, 3.24%, 09/01/2048	10,000	9,694
Metropolitan Pier & Exposition Authority, 3.96%, 12/15/2026	3,300,000	3,164,704
New York City New York Housing Development Corp., 2.71%, 08/01/2031	1,000,000	870,166
University of California, 2.99%, 05/15/2026	355,000	342,021
University of North Texas System, 3.69%, 04/15/2030	25,000	23,799
TOTAL MUNICIPAL BONDS (Cost $9,250,587)		8,405,077

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.3%	Shares
First American Government Obligations Fund - Class Z, 5.19%(g)	23,596,919	23,596,919

U.S. Treasury Bills - 0.1%	Par
4.87%, 04/11/2024(h)	800,000	798,837
		24,395,756
TOTAL SHORT-TERM INVESTMENTS (Cost $24,395,758)		24,395,756

TOTAL INVESTMENTS – 111.6% (Cost $620,527,815)		$607,825,267
Liabilities in Excess of Other Assets - (11.6)%		(63,379,052)
TOTAL NET ASSETS - 100.0%		$544,446,215

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP Separate Trading of Registered Interest and Principal
TBA - To be Announced

(a)	Interest only security.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Zero coupon bond issued at a discount.
(g)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(h)	The rate shown is the effective yield as of March 31, 2024.

Schedule of Open Futures Contracts
March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	7	06/28/2024	$1,436,763	$1,431,391	$(5,372)
U.S. Treasury 5 Year Note	484	06/28/2024	51,700,607	51,795,563	94,956
U.S. Treasury Ultra Bonds	174	06/18/2024	21,789,711	22,446,000	656,289
					$745,873
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(42)	06/18/2024	$(4,770,188)	$(4,813,594)	$(43,406)
U.S. Treasury 10 Year Notes	(194)	06/18/2024	(21,380,259)	(21,494,594)	(114,335)
U.S. Treasury Long Bonds	(174)	06/18/2024	(20,536,168)	(20,956,125)	(419,957)
					$(577,698)
Total Unrealized Appreciation (Depreciation)					$168,175

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3
Mortgage-Backed Securities	–	180,114,760	–
Corporate Bonds	–	179,988,966	–
Foreign Government Bonds	–	89,110,711	–
U.S. Treasury Obligations	–	87,915,949	–
Asset-Backed Securities	–	37,894,048	–
Municipal Bonds	–	8,405,077	–
Money Market Funds	23,596,919	–	–
U.S. Treasury Bills	–	798,837	–
Total Investments	23,596,919	584,228,348	–

Futures Contracts – Long*	745,873	–	–
Futures Contracts – Short*	(577,698)	–	–
Total Unrealized Appreciation (Depreciation) on Futures Contracts	168,175	–	–

* Represents the net unrealized appreciation (depreciation) as of March 31, 2024.